Cash Distributions and Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended
	Jan. 26, 2015	Apr. 28, 2015	Jun. 30, 2015	Jul. 23, 2015
Description of the distribution amount per unit for all classes of units			The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner: First, 98% to all unitholders.
Annual cash distribution per unit			$ 1.4
Quarterly cash distribution declared per unit	$ 0.4425	$ 0.4425		$ 0.4425
Aggregate amount of cash distributions paid	$ 38,097	$ 38,097		$ 38,097
Description of loss allocation			Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Common and subordinated units
Net loss allocated to each class of unit			98.00%
Dividend payable date	Feb. 13, 2015	May 14, 2015		Aug. 14, 2015
General Partner Units
Net loss allocated to each class of unit			2.00%
Dividend payable date	Feb. 11, 2015	May 13, 2015		Aug. 13, 2015